Debt - Part-3 (Details)							1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 25, 2025 shares	Mar. 26, 2024	Aug. 31, 2023 USD ($)	Jun. 30, 2023 shares	Jan. 24, 2023	Nov. 18, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 01, 2023
Debt [Line Items]
Maturity date		Feb. 11, 2025									Dec. 16, 2025
Net proceeds											$ 761,190
Amortized issuance cost											10,208	15,825	$ 15,825	$ 128,583
Gain loss on extinguishment of debt								$ (689,411)		$ (859,584)	$ (689,411)	$ (1,587,862)		16,105
Warrants [Member]
Debt [Line Items]
Percentage of face value					100.00%
Bridge Note [Member]
Debt [Line Items]
Loans issuance costs							$ 54,000
Amortized issuance cost													0	$ 0
Percentage of face value					75.00%
Interest rate						12.00%
Fair value of warrants													429,284
Gain loss on extinguishment of debt			$ 16,105
Conversion feature amount													$ 2,567,866
Bridge Note [Member] | Warrants [Member]
Debt [Line Items]
Percentage of face value					50.00%
Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Interest rate						12.00%
Principal amount						$ 1,136,364
Unpaid interest						120.00%
Target Capital 1, LLC [Member] | Bridge Note [Member]
Debt [Line Items]
Interest rate						12.00%
Target Capital 1, LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Debt instrument percentage of discount						12.00%
Maturity date						Mar. 31, 2023
Original issue discount						$ 1,136,364
Interest rate						12.00%
Unpaid interest						120.00%
Pay to holders						$ 1,136,364
Percentage of gross revenues						20.00%
Multiplier to conversion price						0.65
Automatic extension price						0.6
622 Capital LLC [Member]
Debt [Line Items]
Percentage of face value													50.00%
Multiplier to conversion price						0.65
Automatic extension price						0.6
622 Capital LLC [Member] | Bridge Note [Member]
Debt [Line Items]
Unpaid interest						120.00%
622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Loan amount						$ 568,182
Debt instrument percentage of discount						12.00%
Maturity date						Jan. 24, 2023
Unpaid interest						120.00%
Percentage of gross revenues						20.00%
Payment to holder						$ 568,182
Lender One [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares				299
Lender Two [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares				3,528
Lender Three [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares				598
Share Price [Member]
Debt [Line Items]
Significant inputs													0.44		1.73
Volatility Rate [Member]
Debt [Line Items]
Significant inputs													27
Risk-Free Rate [Member]
Debt [Line Items]
Significant inputs													1.53		3.94
Term [Member]
Debt [Line Items]
Significant inputs													5		5
Common Stock [Member] | 622 Capital LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Payment to holder						$ 568,182
Short Term Secured Convertible Notes [Member]
Debt [Line Items]
Debt instrument percentage of discount							12.00%
Net proceeds							$ 1,100,000
Short Term Secured Convertible Notes [Member] | Bridge Note [Member]
Debt [Line Items]
Loan amount							$ 2,500,000
IPO discount rate					40.00%		35.00%
Maturity date							Jan. 24, 2023
Original issued discount							$ 300,000
Loans issuance costs							$ 70,500
Class A Common Stock [Member]
Debt [Line Items]
Shares issued (in Shares) | shares	207,896
Class A Common Stock [Member] | Target Capital 1, LLC [Member]
Debt [Line Items]
Percentage of face value													75.00%
Class A Common Stock [Member] | Target Capital 1, LLC [Member] | Original Issue Discount Secured Convertible Note [Member]
Debt [Line Items]
Shares issued (in Shares) | shares													412
Class A Common Stock [Member] | 622 Capital LLC [Member]
Debt [Line Items]
Percentage of face value													75.00%
Class A Common Stock [Member] | Common Stock [Member]
Debt [Line Items]
Shares issued (in Shares) | shares									651,167					640
Convertible Series A Preferred Stock [Member]
Debt [Line Items]
Conversion shares (in Shares) | shares				4,425
IPO [Member] | Bridge Note [Member]
Debt [Line Items]
Conversion feature amount													$ 4